EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2015	$2,500	$—	$86	$—	$2,586
Additions	20	—	9	—	29
Transfers to property, plant and equipment	(211)	—	—	—	(211)
Disposals/derecognitions	(3)	—	(18)	—	(21)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2016	2,306	—	76	—	2,382
Additions	144	—	15	—	159
Acquisition of AOSP and other assets (note 7)	31	—	—	259	290
Transfers to property, plant and equipment	(198)	—	—	—	(198)
Disposals/derecognitions	(1)	—	—	—	(1)
At December 31, 2017	$2,282	$—	$91	$259	$2,632